Supplement to the
Fidelity® 500 Index Fund (formerly known as Spartan® 500 Index Fund)
Institutional Class and Institutional Premium Class (formerly known as Fidelity Advantage® Institutional Class)
April 29, 2017
Prospectus

Effective on August 1, 2017, the following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.015%	0.015%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.015%(a)	0.000%
Total annual operating expenses	0.030%	0.015%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$3	$2
3 years	$10	$5
5 years	$17	$8
10 years	$39	$19

Effective on August 1, 2017, the following information replaces similar information found in the "Fund Summary" section under the heading "Purchase and Sale of Shares."

Initial Purchase Minimum - Institutional Class	$5 million
Initial Purchase Minimum - Institutional Premium Class	$100 million

The fund may waive or lower purchase minimums in other circumstances.

U5I-U5A-17-02 1.929867.114	July 31, 2017

Supplement to the
Fidelity® Extended Market Index Fund (formerly Spartan® Extended Market Index Fund), Fidelity® International Index Fund (formerly Spartan® International Index Fund) and Fidelity® Total Market Index Fund (formerly Spartan® Total Market Index Fund)
Institutional Class and Institutional Premium Class (formerly known as Fidelity Advantage® Institutional Class)
April 29, 2017
Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® International Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.005%	0.000%
Total annual operating expenses	0.050%	0.045%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$5	$5
3 years	$16	$15
5 years	$28	$25
10 years	$64	$58

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Total Market Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Institutional Premium Class
Management fee(a)	0.015%	0.015%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.015%	0.000%
Total annual operating expenses	0.030%	0.015%

(a)  Adjusted to reflect current fees.

	Institutional Class	Institutional Premium Class
1 year	$3	$2
3 years	$10	$5
5 years	$17	$8
10 years	$39	$19

Effective on August 1, 2017, the following information replaces similar information for Fidelity® International Index Fund found in the "Fund Management" section under the heading "Advisory Fee(s)."

On August 1, 2017, the Adviser reduced the management fee rate for Fidelity® International Index Fund from 0.050% to 0.045%. Fidelity® International Index Fund's annual management fee rate is 0.045% of its average net assets.

SIF-I-17-02 1.933378.114	July 31, 2017

Supplement to the
Fidelity® Extended Market Index Fund (formerly Spartan® Extended Market Index Fund), Fidelity® International Index Fund (formerly Spartan® International Index Fund) and Fidelity® Total Market Index Fund (formerly Spartan® Total Market Index Fund)
Investor Class and Premium Class (formerly known as Fidelity Advantage® Class)
April 29, 2017
Prospectus

Effective on August 1, 2017, the following information replaces similar information for Fidelity® International Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.045%	0.045%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.115%	0.015%
Total annual operating expenses	0.160%	0.060%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$16	$6
3 years	$52	$19
5 years	$90	$34
10 years	$205	$77

Effective on August 1, 2017, the following information replaces similar information for Fidelity® Total Market Index Fund found in the "Fund Summary" section under the heading "Fee Table."

Annual Operating Expenses

(expenses that you pay each year as a % of the value of your investment)

	Investor Class	Premium Class
Management fee(a)	0.015%	0.015%
Distribution and/or Service (12b-1) fees	None	None
Other expenses(a)	0.075%	0.020%
Total annual operating expenses	0.090%	0.035%

(a)  Adjusted to reflect current fees.

	Investor Class	Premium Class
1 year	$9	$4
3 years	$29	$11
5 years	$51	$20
10 years	$115	$45

Effective on August 1, 2017, the following information replaces similar information for Fidelity® International Index Fund found in the "Fund Management" section under the heading "Advisory Fee(s)."

On August 1, 2017, the Adviser reduced the management fee rate for Fidelity® International Index Fund from 0.050% to 0.045%. Fidelity® International Index Fund's annual management fee rate is 0.045% of it's average net assets.

SIF-17-02 1.717993.151	July 31, 2017